SUBSEQUENT EVENTS (Details Narrative) - USD ($)	May 26, 2026	Apr. 15, 2026	Jul. 08, 2025	Jan. 15, 2025	Jan. 08, 2025	Dec. 30, 2024	Nov. 14, 2024	Oct. 30, 2024	Oct. 16, 2024	Feb. 12, 2021
IfrsStatementLineItems [Line Items]
Purchase price of shares										$ 8,568
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares			$ 1,100,000	$ 96,000	$ 135,000	$ 360,000	$ 1,000,000	$ 3,990,000	$ 150,000
Nonadjusting Event [Member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Purchase of shares		12,000,000
Purchase price of shares		$ 0.207
Proceeds from issuing shares		$ 2,484,000
Principal price	$ 3,000,000.0
Conversion of shares	4,800,000